Note 10 - Mineral Property Interests (Tables)	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of mineral property interests [text block]
	Quebec	Nunavut	Total
Balance at December 31, 2023	$122,978	$19,661	$142,639
Additions(a)	3,030	-	3,030
Change in estimate of provision for site reclamation and closure	(23)	427	404
Impairment (note 16)	(88,885)	(11,988)	(100,873)
Balance at December 31, 2024	$37,100	$8,100	$45,200
Additions (note 6)	5,436	-	5,436
Change in estimate of provision for site reclamation and closure	(597)	(121)	(718)
Balance at December 31, 2025	$41,939	$7,979	$49,918